(Loss) Earnings Per Share - Additional Information (Detail) - Class A - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Restricted Stock Units (RSUs)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive effect on calculation of diluted earnings per common share attributable to outstanding stock-based awards (in shares)	1,229	0	49,163
Share-based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive effect on calculation of diluted earnings per common share attributable to outstanding stock-based awards (in shares)	0	5,463	200,000